Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other accounts payable and accrued expenses	[1]	$ 569	$ 656
Provisions	[2]	399	492
Contract liabilities with customers (note 3)	[3]	269	384
Interest payable		89	88
Other current liabilities		$ 1,326	$ 1,620

[1]	Other accounts payable and accrued expenses mainly refer to accrued fixed and variable employee benefits, insurance payments and accruals for public services. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.
[2]	Current provisions are detailed by concept in note 18.3 below.
[3]	As of December 31, 2024 and 2023, contract liabilities with customers included $225 and $339, respectively, of advances received from customers, as well as in 2024 and 2023 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $5 in both years. Note 3 includes the changes during the period of this caption.